SHORT-TERM BANK LOANS (Detail Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Short-Term Bank Loans [Abstract]
Short term bank loan maturity term			1 year	1 year	1 year	1 year
Maturity term for short term Loan	$ 274,489	$ 247,272	$ 897,341	$ 1,069,990	$ 1,298,081	$ 1,237,312